5. Inventory And Work In Process (Details 1)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Balance at the beginning of the year	2,467,133	4,507,846	$ 407,541
Add: Current year additions	5,561,134	2,602,925	918,634
Less: Current year written-off	(4,612,697)	(4,643,638)	(761,963)
Balance at the end of the year	3,415,570	2,467,133	$ 564,212